DEBT (Details) $ in Thousands				12 Months Ended
	Dec. 23, 2024 USD ($)	Apr. 25, 2021 USD ($)	Apr. 02, 2020 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024	Dec. 31, 2023 USD ($)
DEBT
Outstanding amount				$ 19,561		$ 20,822
SOFR
DEBT
Interest rate, variable rate	4.00%
Credit Agreement
DEBT
Debt face amount			$ 25,000
Term of debt			10 years
Term of interest only repayment provision			3 months
Outstanding balance, net of unamortized debt issuance costs				$ 0		17,600
Credit Agreement | Prime rate
DEBT
variable interest rate			2.25%
Credit Agreement | Maximum
DEBT
Effective interest rate					15.00%
Debt covenant, fixed charge coverage ratio				1.2
Credit Agreement | Minimum
DEBT
Effective interest rate					10.75%
Debt covenant, annual revenue received from custodians				$ 18,000
Credit Agreement | Minimum | For the fiscal quarter ended march 31, 2025 and each fiscal quarter through and including september 30, 2025
DEBT
Debt covenant, senior net leverage ratio				3
Credit Agreement | Minimum | For the fiscal quarter ended december 31, 2025 and each fiscal quarter ending thereafter
DEBT
Debt covenant, senior net leverage ratio				2.75
Term Loan
DEBT
Debt face amount	$ 20,300
Outstanding balance, net of unamortized debt issuance costs				$ 19,600
Interest rate	1.00%
Effective interest rate				8.30%
Non-Revolving Loan Commitment
DEBT
Debt face amount	$ 1,000
Outstanding amount				$ 0
Letter of Credit
DEBT
Outstanding amount				0
WEG Note
DEBT
Debt face amount		$ 4,100
Term of debt		10 years
Outstanding balance, net of unamortized debt issuance costs				$ 0		$ 3,200
WEG Note | Prime rate
DEBT
variable interest rate		2.25%